Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
Entity Central Index Key	0000912029
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000005552
Shareholder Report [Line Items]
Fund Name	Summit Municipal Intermediate Fund
Class Name	Investor Class
Trading Symbol	PRSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Investor Class	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 4,877,501,000
Holdings Count | Holding	1,060
InvestmentCompanyPortfolioTurnover	7.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,877,501
Number of Portfolio Holdings	1,060

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
New York	12.1%
Texas	10.3
Virginia	6.5
Puerto Rico	5.6
Georgia	5.2
Washington	4.4
Alabama	4.3
California	4.0
Florida	3.9
Other	43.7

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	21.3%
Health Care	13.8
Special Tax	12.3
General Obligations - State	11.5
General Obligations - Local	7.3
Housing	6.2
Water & Sewer	4.5
Electric	3.7
Education	4.1
Other	15.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000117203
Shareholder Report [Line Items]
Fund Name	Summit Municipal Intermediate Fund
Class Name	Advisor Class
Trading Symbol	PAIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Advisor Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 4,877,501,000
Holdings Count | Holding	1,060
InvestmentCompanyPortfolioTurnover	7.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,877,501
Number of Portfolio Holdings	1,060

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
New York	12.1%
Texas	10.3
Virginia	6.5
Puerto Rico	5.6
Georgia	5.2
Washington	4.4
Alabama	4.3
California	4.0
Florida	3.9
Other	43.7

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	21.3%
Health Care	13.8
Special Tax	12.3
General Obligations - State	11.5
General Obligations - Local	7.3
Housing	6.2
Water & Sewer	4.5
Electric	3.7
Education	4.1
Other	15.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000211685
Shareholder Report [Line Items]
Fund Name	Summit Municipal Intermediate Fund
Class Name	I Class
Trading Symbol	PRTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - I Class	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 4,877,501,000
Holdings Count | Holding	1,060
InvestmentCompanyPortfolioTurnover	7.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,877,501
Number of Portfolio Holdings	1,060

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
New York	12.1%
Texas	10.3
Virginia	6.5
Puerto Rico	5.6
Georgia	5.2
Washington	4.4
Alabama	4.3
California	4.0
Florida	3.9
Other	43.7

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	21.3%
Health Care	13.8
Special Tax	12.3
General Obligations - State	11.5
General Obligations - Local	7.3
Housing	6.2
Water & Sewer	4.5
Electric	3.7
Education	4.1
Other	15.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless